Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy

We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. Our processes for assessing, identifying, and managing material risks from cybersecurity threats have been integrated into our overall risk management processes.

As described in more detail under the heading “Governance,” the board of directors’ oversight of cybersecurity risk management is supported by the Risk Management Team, or RMT, which regularly interacts with it and with Mr. Assi Levi, our Director of IT, other members of management and relevant management committees.

These efforts include a wide range of activities, including audits, assessments, tabletop exercises, threat modeling, vulnerability testing, and other exercises focused on evaluating the effectiveness of our cybersecurity measures and planning. Our RMT is alerted as appropriate to cybersecurity incidents, as well as other crises, such as natural disasters and outages. This team also periodically oversees tabletop drills on various cybersecurity incidents. The RMT is also responsible for reviewing the materiality of cyber incidents for disclosure purposes and providing periodic presentations to senior management and the board of directors on cybersecurity risk and mitigation.

Our operations rely on the secure processing, storage and transmission of confidential and other information in our computer systems and networks. Computer viruses, hackers, and employee or vendor misconduct, and other external hazards could expose our data systems and those of our vendors to security breaches, cybersecurity incidents or other disruptions, any of which could materially and adversely affect our ability to conduct our business.

We regularly engage third parties to perform assessments on our cybersecurity measures, including cyber drill exercises and threat assessments to evaluate our information security control environment and operating effectiveness. The results of such assessments, and reviews are reported to the RMT. We adjust our cybersecurity processes and practices as necessary based on the information provided by these assessments and reviews. We are in the process of engaging a third party to risks from cybersecurity threats associated with our use of any third-party service provider.

At the level of the general employee population, we intend to hold trainings on privacy and information security, records and information management, and information security regulatory compliance, conduct phishing tests and generally seek to promote awareness of cybersecurity risk through broad communication and educational initiatives, depending on the employee’s level, role and exposure to sensitive systems and the associated cybersecurity risk profile.

To date, we are not aware that we have experienced a material cybersecurity incident and we have conducted a cyber drill to assess and evaluate our readiness, as part of our risk management process.

The sophistication of cybersecurity threats continues to increase, and the controls and preventative actions we take to reduce the risk of cybersecurity incidents and protect our systems including internal and external penetration testing and cybersecurity risk assessments.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. Our processes for assessing, identifying, and managing material risks from cybersecurity threats have been integrated into our overall risk management processes.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, we are not aware that we have experienced a material cybersecurity incident and we have conducted a cyber drill to assess and evaluate our readiness, as part of our risk management process.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

As part of our overall risk management approach, we prioritize the management of cybersecurity risk at several levels, including risk assessment and strategy by our RMT, coupled with oversight from the board of directors, executive commitment and employee training. The board of directors, in coordination with the RMT, oversees our risk management process, including the management of risks arising from cybersecurity threats. Our RMT is responsible for providing regular reports to the board of directors addressing a wide range of topics including recent developments, evolving standards, vulnerability assessments, third party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties.

Our Director of IT oversees compliance of out information security standards and mitigation of risks. He works in coordination with the RMT, which includes our CFO, COO, and CFO, and collaboratively across the Company to implement a program designed to protect our information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with our incident response and recovery plans. Mr. Levi has been our Director of IT since January 2013.

Cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected or are reasonably likely to affect our Company, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
As part of our overall risk management approach, we prioritize the management of cybersecurity risk at several levels, including risk assessment and strategy by our RMT, coupled with oversight from the board of directors, executive commitment and employee training. The board of directors, in coordination with the RMT, oversees our risk management process, including the management of risks arising from cybersecurity threats. Our RMT is responsible for providing regular reports to the board of directors addressing a wide range of topics including recent developments, evolving standards, vulnerability assessments, third party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board of directors, in coordination with the RMT, oversees our risk management process, including the management of risks arising from cybersecurity threats. Our RMT is responsible for providing regular reports to the board of directors addressing a wide range of topics including recent developments, evolving standards, vulnerability assessments, third party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties.
Cybersecurity Risk Role of Management [Text Block]
Our Director of IT oversees compliance of out information security standards and mitigation of risks. He works in coordination with the RMT, which includes our CFO, COO, and CFO, and collaboratively across the Company to implement a program designed to protect our information systems from cybersecurity threats and to promptly respond to any cybersecurity incidents in accordance with our incident response and recovery plans. Mr. Levi has been our Director of IT since January 2013.

Cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected or are reasonably likely to affect our Company, including our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The RMT is also responsible for reviewing the materiality of cyber incidents for disclosure purposes and providing periodic presentations to senior management and the board of directors on cybersecurity risk and mitigation.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our RMT is responsible for providing regular reports to the board of directors addressing a wide range of topics including recent developments, evolving standards, vulnerability assessments, third party and independent reviews, the threat environment, technological trends and information security considerations arising with respect to our peers and third parties.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true